ICON CONSUMER SELECT FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (99.82%)

Communications (10.07%)
Expedia Group Inc*	12,900	1,776,975
eBay Inc	37,800	1,995,084
The Walt Disney Co	9,700	1,186,892
Total Communications		4,958,951

Consumer, Cyclical (35.65%)
Aramark	51,000	1,658,520
Dana Inc	133,500	1,695,450
Deckers Outdoor Corp*	4,200	3,953,292
Gentex Corp	58,500	2,113,020
Gentherm Inc*	14,800	852,184
Lear Corp	10,300	1,492,264
NIKE Inc	18,400	1,729,232
Skechers USA Inc*	47,800	2,928,228
Visteon Corp*	9,600	1,129,056
Total Consumer, Cyclical		17,551,246

Consumer, Non-cyclical (11.01%)
Darling Ingredients Inc*	28,100	1,306,931
Global Payments Inc	7,900	1,055,914
Lamb Weston Holdings Inc	17,400	1,853,622
Performance Food Group Co*	16,100	1,201,704
Total Consumer, Non-cyclical		5,418,171

Financial (43.09%)
American Express Co	5,500	1,252,295
Arch Capital Group Ltd*	20,500	1,895,020
Assurant Inc	10,300	1,938,872
Equitable Holdings Inc	39,200	1,489,992
Everest Group Ltd	3,200	1,272,000
The Hartford Financial Services Group Inc	12,900	1,329,345
LPL Financial Holdings Inc	13,100	3,461,020
Marsh & McLennan Cos Inc	11,500	2,368,770
Mastercard Inc	5,200	2,504,164
RenaissanceRe Holdings Ltd	6,500	1,527,695
Visa Inc	7,800	2,176,824
Total Financial		21,215,997

Total Common Stock (Cost $36,737,510)		49,144,365

Investment Companies (0.29%)

Money Market Funds (0.29%)
First American Government Obligations Fund	144,045	144,045

Total Investment Companies (Cost $144,045)		144,045

Total Investments (Cost $36,881,554) (100.11%)		49,288,410
Liabilities in Excess of Other Assets (-0.11%)		(54,932)
Net Assets (100.00%)		49,233,478

* Non-income producing security.

ICON EQUITY FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (94.87%)

Basic Materials (0.86%)
The Chemours Co	18,800	493,688

Communications (6.90%)
Extreme Networks Inc*	139,979	1,615,358
T-Mobile US Inc	7,200	1,175,184
Vodafone Group PLC	131,600	1,171,240
Total Communications		3,961,782

Consumer, Cyclical (9.04%)
Delta Air Lines Inc	18,100	866,447
Magna International Inc	28,200	1,536,336
NIKE Inc	22,700	2,133,346
Southwest Airlines Co	22,400	653,856
Total Consumer, Cyclical		5,189,985

Consumer, Non-cyclical (15.98%)
Anheuser-Busch InBev SA	18,800	1,142,664
The Boston Beer Co Inc*	3,600	1,095,912
Euronet Worldwide Inc*	13,350	1,467,566
Global Payments Inc	18,862	2,521,095
Performance Food Group Co*	39,500	2,948,280
Total Consumer, Non-cyclical		9,175,517

Energy (4.27%)
Baker Hughes Co	73,200	2,452,200

Financial (25.01%)
Bank of America Corp	32,488	1,231,945
Horace Mann Educators Corp	48,800	1,805,112
JPMorgan Chase & Co	10,200	2,043,060
LPL Financial Holdings Inc	14,000	3,698,800
Mastercard Inc	8,429	4,059,154
Truist Financial Corp	39,100	1,524,118
Total Financial		14,362,189

Industrial (30.09%)
Advanced Drainage Systems Inc	19,900	3,427,576
Alamo Group Inc	19,500	4,452,434
Armstrong World Industries Inc	21,600	2,683,152
Chart Industries Inc*	18,000	2,964,960
CSX Corp	36,200	1,341,934
Trinity Industries Inc	86,800	2,417,380
Total Industrial		17,287,436

Technology (2.72%)
Adobe Inc*	3,100	1,564,260

Total Common Stock (Cost $36,205,529)		54,487,057

Investment Companies (5.29%)

Money Market Funds (5.29%)
First American Government Obligations Fund	3,041,113	3,041,113

Total Investment Companies (Cost $3,041,113)		3,041,113

Total Investments (Cost $39,246,642) (100.16%)		57,528,170
Liabilities in Excess of Other Assets (-0.16%)		(94,186)
Net Assets (100.00%)		57,433,984

* Non-income producing security.

ICON EQUITY INCOME FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (56.49%)

Basic Materials (2.39%)
Kaiser Aluminum Corp	13,100	$1,170,616

Communications (4.15%)
Nexstar Media Group Inc	11,800	2,033,022

Consumer, Cyclical (1.67%)
Leggett & Platt Inc	42,600	815,790

Consumer, Non-Cyclical (23.35%)
Amgen Inc	9,600	2,729,472
Bristol-Myers Squibb Co	28,500	1,545,555
GSK PLC	64,800	2,777,976
Ingredion Inc	14,700	1,717,695
Vector Group Ltd	243,300	2,666,568
Total Consumer, Non-Cyclical		11,437,266

Financial (10.69%)
ING Groep NV#	144,100	2,376,209
KeyCorp	107,600	1,701,156
Webster Financial Corp	22,800	1,157,556
Total Financial		5,234,921

Industrial (6.86%)
Lockheed Martin Corp	4,400	2,001,428
Trinity Industries Inc	48,800	1,359,080
Total Industrial		3,360,508

Utilities (7.38%)
Evergy Inc	28,400	1,515,992
DTE Energy Co	18,700	2,097,018
Total Industrial		3,613,010

Total Common Stock (Cost $25,361,930)		27,665,133

Preferred Stock (10.38%)

Financial (8.35%)
Annaly Capital Management Inc, 10.557%	14,880	373,637
Argo Group US Inc, 6.500%	23,591	535,516
Bank of America Corp, 7.250%	654	780,706
Equity Commonwealth, 6.500%	27,020	675,500
JPMorgan Chase & Co, 5.750%	22,323	558,521
Raymond James Financial Inc, 6.375%	22,032	552,402
Wells Fargo & Co, 7.500%	500	609,675
Total Financial		4,085,957

Government (2.03%)
Farm Credit Bank of Texas, 9.601% (144A)	10,000	995,000

Total Preferred Stock (Cost $5,047,492)		5,080,957

Security Description	Par Value	Value
Corporate Debt (28.11%)

Communications (3.60%)
Sprint LLC, 7.125%, 6/15/2024(a)	1,000,000	1,001,522
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	759,036
Total Communications		1,760,558

Consumer, Cyclical (13.64%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	250,000	252,814
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	461,640	439,005
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	552,656	535,632
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	337,250	309,141
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	379,750	374,308
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	221,958	215,270
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	391,499	340,586
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	154,669	143,034
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	648,750	597,097
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	422,084	364,736
Century Communities Inc, 6.750%, 6/1/2027	250,000	251,546
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	500,000	504,307
MGM Resorts International, 6.750%, 5/1/2025	750,000	749,522
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	325,000	327,069
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	657,024	596,261
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	367,383	329,050
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	379,941	349,132
Total Consumer, Cyclical		6,678,510

Consumer, Non-Cyclical (1.88%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	242,048
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	182,277
Williams Scotsman Inc, 6.125%, 6/15/2025 (144A)	500,000	497,675
Total Consumer, Non-Cyclical		922,000

Energy (0.51%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	251,615
Total Energy		251,615

Financial (6.88%)
Bank of America Corp, 8.738%(a),(b)	500,000	502,263
The Charles Schwab Corp, 5.375%(b)	500,000	496,439
Citigroup Inc, 9.034%(b)	500,000	500,963
Credit Acceptance Corp, 6.625%, 3/15/2026#	220,000	219,850
JPMorgan Chase & Co, 5.000%(a),(b)	250,000	249,149
Nationwide Mutual Insurance Co, 7.881%, 12/15/2024 (144A)(b)	1,000,000	1,000,082
Wells Fargo & Co, 5.900%(a),(b)	400,000	398,311

Total Financial		3,367,057

Industrial (1.60%)
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	250,000	249,610
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	234,763
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)(a)	300,000	300,307
Total Industrial		784,680

Total Corporate Debt (Cost $13,565,247)		13,764,420

Security Description	Par Value	Value
Investment Companies (5.71%)

Exchange Traded Funds (2.09%)
Invesco Senior Loan ETF	24,600	520,290
SPDR Bloomberg Short Term High Yield Bond ETF	20,000	504,400
Total Exchange Traded Funds		1,024,690

Mutual Funds (2.35%)
RiverNorth Capital and Income Fund	29,597	469,408
Saba Capital Income & Opportunities Fund II	177,989	679,919
Total Mutual Funds		1,149,327

Money Market Funds (1.27%)
First American Government Obligations Fund	622,639	622,639

Total Investment Companies (Cost $2,812,211)		2,796,656

Right (0.01%)
RiverNorth Capital and Income Fund*,(c)	29,597	5,327

Collateral Received For Securities on Loan (5.24%)
First American Government Obligations Fund - Class X (Cost $2,565,193)	2,565,193	2,565,193

Total Investments (Cost $49,357,453) (105.94%)		51,877,686
Liabilities in Excess of Other Assets (-5.94%)		(2,909,499)
Net Assets (100.00%)		48,968,187

# Loaned security; a portion of the security is on loan at March 31, 2024, in the amount of $2,453,282.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2024, these securities had a total aggregate market value of $5,662,145, which represented approximately 11.56% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.01% of net assets. The total value of the fair value security is $5,327.

ICON FLEXIBLE BOND FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (1.44%)

Financial (1.44%)
AGNC Investment Corp	122,304	1,210,810
Goldman Sachs BDC Inc#	181,978	2,726,030
Total Common Stock (Cost $3,895,442)		3,936,840

Corporate Debt (73.54%)

Communications (3.29%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	3,915,863
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,018,559
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,500,667
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,518,072
Total Communications		8,953,161

Consumer, Cyclical (25.27%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,750,000	1,769,696
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	801,767	751,885
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	2,089,384	1,986,938
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	9,100,408	8,820,077
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,242,027	1,165,214
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,328,765	1,218,015
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	3,797,500	3,743,083
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	887,832	861,079
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	3,053,694	2,656,572
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	8,639,800	7,989,900
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,676,250	3,383,550
American Airlines Inc, 7.250%, 2/15/2028 (144A)	1,000,000	1,016,592
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,274,158	1,965,174
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,642,830	1,498,165
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,760,822
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	1,500,000	1,512,920
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	973,691
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,051,852	3,077,754
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	2,037,595	2,081,382
MGM Resorts International, 6.750%, 5/1/2025(a)	2,500,000	2,498,407
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,950,000	1,962,414
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)(a)	355,000	355,348
Sizzling Platter LLC / Sizzling Platter Finance Corp, 8.500%, 11/28/2025 (144A)	1,000,000	1,010,277
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	5,913,217	5,366,347
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,732,659	6,030,167
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	848,703	818,959
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,819,600	2,590,963

Total Consumer, Cyclical		68,865,391

Consumer, Non-cyclical (3.51%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,210,238
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,197,819
McKesson Corp, 7.650%, 3/1/2027#	2,000,000	2,134,499
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)#	4,950,000	5,018,929

Total Consumer, Non-cyclical		9,561,485

Energy (6.54%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	3,884,924
Cimarex Energy Co, 4.375%, 3/15/2029	3,000,000	2,668,508
Enbridge Inc, 6.000%, 1/15/2077(b)	3,000,000	2,932,228
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,026,612
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,025,013
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,268,974
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,012,920
PDC Energy Inc, 5.750%, 5/15/2026	1,000,000	998,322
Total Energy		17,817,501

Financial (22.60%)
The Allstate Corp, 8.522%, 8/15/2053(b)	900,000	900,339
Bank of America Corp, 8.738%(a),(b)	7,364,000	7,397,329
The Charles Schwab Corp, 5.375%(b),#	3,500,000	3,475,074
Citigroup Inc, 4.700%(a),(b)	2,000,000	1,950,997
Citigroup Inc, 9.034%(b)	4,808,000	4,817,255
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,598,227
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)(a)	1,000,000	991,892
Fifth Third Bancorp, 8.693%(a),(b)	6,718,000	6,640,214

Security Description	Shares	Value
Fifth Third Bancorp, 8.597%(b)	500,000	489,251
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,055,244
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	913,102
JPMorgan Chase & Co, 4.600%(a),(b)	3,000,000	2,948,369
JPMorgan Chase & Co, 5.000%(b)	6,158,000	6,137,038
M&T Bank Corp, 9.194%(a),(b),#	1,000,000	1,002,493
Nationwide Mutual Insurance Co, 7.881%, 12/15/2024 (144A)(a)(b)	3,000,000	3,000,246
The PNC Financial Services Group Inc, 8.643%(b)	2,350,000	2,360,166
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	2,976,014
Truist Financial Corp, 8.693%(b)	2,400,000	2,416,202
UIRC-GSA Holdings II LLC, 4.250%, 6/30/2025 (144A)(a)	2,000,000	1,938,224
Wells Fargo & Co, 5.900%(b)	6,595,000	6,567,147
Total Financial		61,574,823

Industrial (5.95%)
AerCap Global Aviation Trust, 6.500%, 6/15/2045 (144A)(b)	2,000,000	1,988,493
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,920,282
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,051,207
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	3,000,000	2,906,374
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	2,500,000	2,588,448
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,646,000	1,643,431
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,173,817
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,254,482
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)(a)	688,000	688,703
Total Industrial		16,215,237

Technology (2.93%)
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,220,416
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,752,225
Total Technology		7,972,641

Utilities (3.45%)
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	695,689
Dominion Energy Inc, 5.750%, 10/1/2054(b)	2,000,000	1,987,564
Duke Energy Corp, 4.875%(b)	4,000,000	3,965,122
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,413,835
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,329,289
Total Utilities		9,391,499

Total Corporate Debt (Cost $200,939,083)		200,351,738

Asset Backed Securities (0.96%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,612,288

Total Asset Backed Securities (Cost $2,907,978)		2,612,288

Preferred Stock (10.15%)
Argo Group US Inc, 6.500%	506,817	11,504,745
Bank of America Corp, 7.250%	1,700	2,029,358
Equity Commonwealth, 6.500%	354,095	8,852,375
NGL Energy Partners LP, 12.817%	85,012	2,498,503
Raymond James Financial Inc, 6.375%	110,230	2,763,764
Total Preferred Stock (Cost $27,654,137)		27,648,745

Investment Companies (12.70%)

Mutual Funds (8.86%)
BlackRock ESG Capital Allocation Term Trust	559,843	9,718,874
BlackRock Municipal Income Fund Inc	20,700	249,642
ClearBridge MLP & Midstream Fund Inc	38,537	1,764,224
ClearBridge MLP & Midstream Total Return Fund Inc	25,118	1,041,895
MFS High Yield Municipal Trust	832,355	2,771,742
MFS Investment Grade Municipal Trust	252,561	1,924,515
The New America High Income Fund Inc	241,639	1,759,132
RiverNorth Capital and Income Fund	97,611	1,548,110
Saba Capital Income & Opportunities Fund II	875,436	3,344,166
Total Mutual Funds		24,122,300

Exchange Traded Funds (0.11%)
SPDR Bloomberg Short Term High Yield Bond ETF	12,000	302,640

Money Market Funds (3.73%)
First American Government Obligations Fund	10,168,518	10,168,518

Total Investment Companies (Cost $33,494,228)		34,593,458

Right (0.01%)
RiverNorth Capital and Income Fund*,(c)	97,611	17,570

Collateral Received For Securities on Loan (3.08%)
First American Government Obligations Fund - Class X (Cost $8,399,846)	8,399,846	8,399,846

Total Investments (Cost $268,909,243) (101.88%)		277,560,485
Liabilities in Excess of Other Assets (-1.88%)		(5,109,487)
Net Assets (100.00%)		272,450,998

# Loaned security; a portion of the security is on loan at March 31, 2024, in the amount of $7,964,412.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2024, these securities had a total aggregate market value of $55,231,897, which represented approximately 20.27% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.01% of net assets. The total value of the fair value security is $17,570.

ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (99.52%)

Communications (22.23%)
Alphabet Inc*	22,300	3,395,398
Arista Networks Inc*	21,300	6,176,574
CDW Corp	11,800	3,018,204
Cisco Systems Inc	53,900	2,690,149
GoDaddy Inc*	17,600	2,088,768
Meta Platforms Inc	6,500	3,156,270
Total Communications		20,525,363

Consumer, Non-cyclical (45.96%)
Alkermes PLC*	72,200	1,954,454
AstraZeneca PLC	30,000	2,032,500
The Cigna Group	10,100	3,668,219
Elevance Health Inc	9,700	5,029,838
Encompass Health Corp	29,100	2,403,078
HCA Healthcare Inc	8,000	2,668,240
Humana Inc	8,700	3,016,464
IQVIA Holdings Inc*	9,238	2,336,198
Jazz Pharmaceuticals PLC*	7,200	867,024
LiveRamp Holdings Inc*	114,300	3,943,350
Merck & Co Inc	16,100	2,124,395
Molina Healthcare Inc*	13,200	5,422,956
Select Medical Holdings Corp	78,800	2,375,820
UnitedHealth Group Inc	9,300	4,600,710
Total Consumer, Non-cyclical		42,443,246

Industrial (8.83%)
TD SYNNEX Corp	47,400	5,360,940
Universal Display Corp	16,600	2,796,270
Total Industrial		8,157,210

Technology (22.50%)
Autodesk Inc*	14,500	3,776,090
Fortinet Inc*	55,000	3,757,050
Globant SA*	11,900	2,402,610
Pegasystems Inc	35,000	2,262,400
Salesforce Inc	12,900	3,885,222
Taiwan Semiconductor Manufacturing Co Ltd	34,500	4,693,725
Total Technology		20,777,097

Total Common Stock (Cost $70,933,705)		91,902,916

Investment Companies (0.55%)	Par Value	Value
Money Market (0.55%)
First American Government Obligations Fund	512,240	512,240

Total Funds (Cost $512,240)		512,240

Total Investments (Cost $71,445,945) (100.07%)		$92,415,156
Liabilities in Excess of Other Assets (-0.07%)		(68,897)
Net Assets (100.00%)		$92,346,259

* Non-income producing security.

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (95.96%)

Basic Materials (5.90%)
Carpenter Technology Corp	35,000	2,499,700
The Chemours Co	90,000	2,363,400
Haynes International Inc	28,000	1,683,360
Sociedad Quimica y Minera de Chile SA	20,000	983,200
Total Basic Materials		7,529,660

Consumer, Cyclical (11.04%)
Blue Bird Corp*	120,000	4,600,800
H&E Equipment Services Inc	46,000	2,952,280
JetBlue Airways Corp*	475,000	3,524,500
Southwest Airlines Co	103,000	3,006,570
Total Consumer, Cyclical		14,084,150

Energy (37.71%)
Archrock Inc	250,000	4,917,500
ChampionX Corp	100,000	3,589,000
DMC Global Inc*	75,000	1,461,750
Enterprise Products Partners LP	167,000	4,873,060
Equitrans Midstream Corp	350,000	4,371,500
Golar LNG Ltd	155,000	3,729,300
Helix Energy Solutions Group Inc*	240,000	2,601,600
NOV Inc	160,000	3,123,200
NuStar Energy LP	90,000	2,094,300
Oceaneering International Inc*	110,000	2,574,000
Patterson-UTI Energy Inc	400,000	4,776,000
Southwestern Energy Co*	300,000	2,274,000
Suncor Energy Inc	65,000	2,399,150
TETRA Technologies Inc*	400,000	1,772,000
YPF SA*	180,000	3,564,000

Total Energy		48,120,360

Industrial (37.36%)
AAR Corp*	80,000	4,789,600
Alamo Group Inc	12,000	2,739,960
Armstrong World Industries Inc	30,000	3,726,600
Canadian National Railway Co	20,000	2,634,200
Canadian Pacific Kansas City Ltd	14,000	1,234,380
Cemex SAB de CV*	545,000	4,910,450
CSX Corp	33,000	1,223,310
Granite Construction Inc	65,000	3,713,450
The Greenbrier Cos Inc	50,000	2,605,000
Hexcel Corp	15,000	1,092,750
Masco Corp	50,000	3,944,000
Old Dominion Freight Line Inc	14,200	3,114,202
Oshkosh Corp	30,500	3,803,655
Union Pacific Corp	11,500	2,828,195
Woodward Inc	23,000	3,544,760
ZTO Express Cayman Inc	85,000	1,779,900

Total Industrial		47,684,412

Utilities (3.95%)
New Jersey Resources Corp	57,985	2,488,136
ONE Gas Inc	39,457	2,546,160

Total Utilities		5,034,296

Total Common Stock (Cost $102,724,391)		122,452,878

Investment Companies (4.13%)
Exchange Traded Funds (0.20%)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares#	6,186	253,688

Money Market Funds (3.93%)
First American Government Obligations Fund	5,013,326	5,013,326

Total Investment Companies (Cost $5,242,433)		5,267,014

Collateral Reveived For Securities on Loan (0.54%)
First American Government Obligations Fund - Class X (Cost $669,697)	693,380	693,380

Total Investments (Cost $107,966,824) (100.63%)		$128,413,272
Liabilities in Excess of Other Assets (-0.63%)		(803,815)
Net Assets (100.00%)		$127,609,458

* Non-income producing security.

# Loaned security; a portion of the security is on loan at March 31, 2024, in the amount of $669,697.

ICON UTILITIES AND INCOME FUND

Portfolio of Investments

March 31, 2024

Security Description	Shares	Value
Common Stock (100.05%)

Utilities (100.05%)
ALLETE Inc	20,700	1,234,548
Ameren Corp	20,000	1,479,200
American Electric Power Co Inc	19,800	1,704,780
Atmos Energy Corp	12,000	1,426,440
Avangrid Inc	32,100	1,169,724
Black Hills Corp	15,200	829,920
Consolidated Edison Inc	11,100	1,007,991
DTE Energy Co	5,900	661,626
Duke Energy Corp	5,400	522,234
Evergy Inc	16,900	902,122
Eversource Energy	18,000	1,075,860
National Fuel Gas Co	25,500	1,369,860
New Jersey Resources Corp	23,400	1,004,094
NextEra Energy Inc	25,800	1,648,878
NiSource Inc	47,151	1,304,197
ONE Gas Inc	13,700	884,061
Spire Inc	19,900	1,221,263
T-Mobile US Inc	4,000	652,880
Vodafone Group PLC	71,400	635,460
Xcel Energy Inc	14,400	774,000

Total Utilities		21,509,138

Total Common Stock (Cost $22,242,042)		21,509,138

Money Market Funds (0.43%)	Par Value	Value
First American Government Obligations Fund	91,903	91,903
Total Money Market Funds (Cost $91,903)		91,903

Total Investments (Cost $22,333,945)(100.48%)		21,601,041
Liabilities in Excess of Other Assets (-0.48%)		(104,123)
Net Assets (100.00%)		21,496,918

* Non-income producing security.